CONVERTIBLE NOTES PAYABLE (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		57 Months Ended	66 Months Ended
	Jan. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Dec. 31, 2012	Feb. 07, 2012
Stock and convertible debentures sold for cash										$ 1,250,000
Common stock share amount										625,000
Convertible debenture amount										625,000
Debenture pursuant to Subscription Agreement										693,774
Proceeds from Convertible Debt	250,000					200,000
Debt Instrument, Interest Rate, Stated Percentage						6.00%		6.00%
Recievable Common Shares		1,193,773		1,193,773					1,193,773
Debt Instrument, Unamortized Discount		128,125		128,125		172,456		172,456	128,125
Interest Expense, Debt				44,351
Long-term Debt, Gross		625,000		625,000					625,000
Debt Instrument, Convertible, Conversion Price		$ 0.5		$ 0.5					$ 0.5
Beneficial Conversion Feature of convertible Debt					0	177,404		177,404	177,404
Description Of Convertible Debt Converted Into Common Stock				If the outstanding principal had been converted into shares of our common stock as of December 31, 2012, the holders thereof would have received 500,000 shares of common stock.
Proceeds From Issuance Of Common Stock				425,000	0	200,000	0	225,000	625,000
Freestanding Derivative Value		500,000		500,000					500,000
Valuation Discount				500,000
Warrants To Purchase Of Common Stock				1,000,000
Proceeds from Issuance or Sale of Equity				445,000
Loan Placement Fees				55,000
Loan Costs Total				578,458
Cost of Offering		78,458	0	78,458	0				78,458
Percentage Of Conversion Shares Issued In Financing				8.00%
Warrant [Member]
Debt Instrument, Unamortized Discount		458,333		458,333					458,333
Interest Expense, Debt				41,667
Percentage Of Weighted Average Price Of Common Stock On Reset Conversion Price				110.00%
Derivative, Fair Value, Net		523,458		523,458					523,458
Conversion Shares Issuable To Purchaser Percentage				100.00%
Warrants Exercise Price				$ 0.70
Debentures [Member]
Debt Instrument, Description				the conversion price of the debentures shall be reduced to the lesser of (i) the then conversion price or (ii) 90% of the average of the volume weighted average price of the Company's common stock for the five trading days immediately prior to the Trigger Date, provided that the conversion price shall not be reduced to less than $0.35 per share (such adjusted conversion price, the "Reset Conversion Price"). The Company may force conversion of the debentures into Conversion Shares if, at any time following the Trigger Date, the volume weighted average price of the Company's common stock for each of any five consecutive trading days exceeds 120% of the Reset Conversion Price.
Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Quarterly [Member]
Interest Payable		7,500		7,500					7,500
Debt Instrument, Convertible, Conversion Price		$ 0.5		$ 0.5					$ 0.5
Debt Conversion, Converted Instrument, Shares Issued				15,000
Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]
Interest Payable		18,750		18,750					18,750
Debt Conversion, Converted Instrument, Shares Issued				20,816
Convertible Debt [Member]
Long-term Debt, Gross		250,000		250,000					250,000
Minimum [Member]
Debenture conversion price										$ 0.65
Minimum [Member] | Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]
Debt Instrument, Convertible, Conversion Price		$ 0.65		$ 0.65					$ 0.65
Maximum [Member]
Debenture conversion price										$ 1.25
Maximum [Member] | Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]
Debt Instrument, Convertible, Conversion Price		$ 1.25		$ 1.25					$ 1.25
Per Tranche [Member]
Convertible debenture amount										$ 250,000